UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA MONEY MARKET FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48447-1212                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA MONEY MARKET FUND
October 31, 2012 (unaudited)

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (17.0%)

            DIVERSIFIED BANKS (7.9%)
$  25,000   Abbey National Treasury Services plc               0.46%      12/21/2012   $     25,000
   25,000   BNP Paribas                                        0.50        3/18/2013         25,000
   40,000   Branch Banking & Trust Co.                         0.45        6/24/2013         40,000
   25,000   Branch Banking & Trust Co.                         0.44        7/01/2013         25,000
   25,000   Branch Banking & Trust Co.                         0.43       10/24/2013         25,000
   30,000   Canadian Imperial Bank of Commerce                 0.58        5/21/2013         30,000
   25,000   Landesbank Hessen-Thuringen                        0.42       12/12/2012         25,000
   30,000   Lloyds TSB Bank plc                                0.71       11/01/2012         30,000
   30,000   Rabobank Nederland N.V.                            0.48       11/05/2012         30,000
   25,000   Skandinaviska Enskilda Banken AB                   0.42       12/07/2012         25,000
   30,000   Skandinaviska Enskilda Banken AB                   0.54        7/03/2013         30,000
   25,000   Standard Chartered Bank                            0.46        1/14/2013         25,000
   25,000   Standard Chartered Bank                            0.62        3/18/2013         25,000
   30,000   Sumitomo Mitsu Banking Corp.                       0.42        1/22/2013         30,000
                                                                                       ------------
                                                                                            390,000
                                                                                       ------------
            DIVERSIFIED CAPITAL MARKETS (2.5%)
   25,000   Deutsche Bank AG                                   0.50        1/18/2013         25,000
   25,000   Deutsche Bank AG                                   0.58        2/28/2013         25,000
   25,000   Deutsche Bank AG                                   0.43        4/17/2013         25,000
   25,000   UBS AG                                             0.35       11/21/2012         25,000
   25,000   UBS AG                                             0.46        4/04/2013         25,000
                                                                                       ------------
                                                                                            125,000
                                                                                       ------------
            GENERAL OBLIGATION (4.6%)
   14,445   Ballston Spa CSD                                   1.00        9/27/2013         14,532
    4,000   Becker ISD (NBGA)                                  1.50        9/04/2013          4,037
   38,000   California                                         2.50        6/20/2013         38,496
   13,000   Duluth ISD (NBGA)                                  1.50        9/20/2013         13,140
   19,298   Honeoye Falls-Lima CSD                             1.00        6/18/2013         19,383
   21,000   Kenmore-Tonawanda Union Free School District       1.00        6/28/2013         21,093
    4,500   Minnetonka ISD (NBGA)                              1.50        8/15/2013          4,539
   21,569   North Syracuse CSD                                 1.00        8/16/2013         21,674
    7,500   Rosemount ISD (NBGA)                               1.00        3/28/2013          7,522
   50,000   Texas                                              2.50        8/30/2013         50,937
   28,850   Westhill CSD                                       1.00        6/28/2013         28,982
                                                                                       ------------
                                                                                            224,335
                                                                                       ------------
            REGIONAL BANKS (2.0%)
   25,000   Norinchukin Bank                                   0.37       11/09/2012         25,000
   25,000   Norinchukin Bank                                   0.44        2/04/2013         25,000
   25,000   Norinchukin Bank                                   0.41        4/15/2013         25,000
   25,000   Union Bank, N.A.                                   0.35        3/06/2013         25,000
                                                                                       ------------
                                                                                            100,000
                                                                                       ------------
            Total Fixed-Rate Instruments (cost: $839,335)                                   839,335
                                                                                       ------------

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1  | USAA Money Market Fund

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
PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (20.0%)

            AIRPORT/PORT (0.1%)
$   6,000   San Francisco Airport Commission (LOC -
                  Barclays Bank plc)                           0.22%      12/05/2012   $      6,000
                                                                                       ------------
            APPROPRIATED DEBT (0.2%)
    8,000   Los Angeles Municipal Improvement Corp. (LOC
                  - Wells Fargo Bank, N.A.)                    0.20        1/14/2013          8,000
                                                                                       ------------
            ASSET-BACKED FINANCING (6.5%)
   40,000   Hannover Funding Co., LLC  (a),(b)                 0.46       11/01/2012         40,000
   30,000   Hannover Funding Co., LLC  (a),(b)                 0.28       11/13/2012         29,997
   15,000   Hannover Funding Co., LLC  (a),(b)                 0.31       11/15/2012         14,998
   30,000   LMA Americas, LLC  (a),(b)                         0.35       12/03/2012         29,988
   40,000   Nieuw Amsterdam Receivables Corp.  (a),(b)         0.30       11/02/2012         40,000
   25,000   Nieuw Amsterdam Receivables Corp.  (a),(b)         0.21       11/20/2012         24,997
   20,000   Nieuw Amsterdam Receivables Corp.  (a),(b)         0.20       11/26/2012         19,997
   30,000   Nieuw Amsterdam Receivables Corp.  (a),(b)         0.25        1/17/2013         29,984
   30,000   Victory Receivables Corp.  (a),(b)                 0.25        1/04/2013         29,987
   25,000   Working Capital Management Co.  (a),(b)            0.23       11/07/2012         24,999
   35,000   Working Capital Management Co.  (a),(b)            0.23       12/06/2012         34,992
                                                                                       ------------
                                                                                            319,939
                                                                                       ------------
            EDUCATION (3.8%)
   25,000   Board of Regents of Univ. of Texas                 0.16       11/02/2012         25,000
   25,000   Board of Regents of Univ. of Texas                 0.19        1/18/2013         25,000
   25,000   Board of Regents of Univ. of Texas                 0.20        2/05/2013         25,000
   28,880   Board of Trustees of Michigan State Univ.          0.19       11/06/2012         28,880
   28,500   Board of Trustees of Michigan State Univ.          0.17       11/14/2012         28,500
   31,000   Emory Univ.                                        0.20        2/12/2013         31,000
    7,562   Univ. of Virginia                                  0.19        1/22/2013          7,558
   19,150   Yale Univ.                                         0.16       11/15/2012         19,149
                                                                                       ------------
                                                                                            190,087
                                                                                       ------------
            EDUCATION SERVICES (0.4%)
   19,200   Cornell Univ.                                      0.18       12/11/2012         19,196
                                                                                       ------------
            ELECTRIC/GAS UTILITIES (1.2%)
   18,158   New York Power Auth.                               0.18       11/13/2012         18,157
   14,825   New York Power Auth.                               0.20       11/14/2012         14,824
   14,500   South Carolina Public Service Auth.                0.18       11/15/2012         14,500
   14,000   South Carolina Public Service Auth.                0.20       12/17/2012         14,000
                                                                                       ------------
                                                                                             61,481
                                                                                       ------------
            GENERAL OBLIGATION (0.8%)
    7,500   Houston                                            0.19       11/06/2012          7,500
   20,500   Houston                                            0.20       11/08/2012         20,500
   10,000   Houston                                            0.21       12/13/2012         10,000
                                                                                       ------------
                                                                                             38,000
                                                                                       ------------
            HEALTH CARE FACILITIES (0.5%)
   25,000   Trinity Health Corp.                               0.18       11/08/2012         24,999
                                                                                       ------------
            HOSPITAL (2.9%)
    7,900   Catholic Health Initiatives                        0.25       11/15/2012          7,900
   11,600   Catholic Health Initiatives                        0.24       12/07/2012         11,600

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                                                   Portfolio of Investments |  2

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
PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  12,600   Catholic Health Initiatives                        0.21%      12/10/2012   $     12,600
   50,000   Catholic Health Initiatives                        0.20        1/14/2013         50,000
   30,000   Inova Health System                                0.18       11/14/2012         29,998
   30,000   Inova Health System                                0.22        1/10/2013         29,987
                                                                                       ------------
                                                                                            142,085
                                                                                       ------------
            MUNICIPAL FINANCE (1.3%)
   11,100   Vermont EDA (LOC - JPMorgan Chase Bank,
                  N.A.)                                        0.18       11/05/2012         11,100
   54,600   Vermont EDA (LOC - JPMorgan Chase Bank,
                  N.A.)                                        0.18       11/06/2012         54,600
                                                                                       ------------
                                                                                             65,700
                                                                                       ------------
            SALES TAX (1.0%)
   30,000   Dallas Area Rapid Transit                          0.25       11/08/2012         30,000
   10,000   Dallas Area Rapid Transit                          0.23       11/15/2012         10,000
   10,000   Dallas Area Rapid Transit                          0.25       11/15/2012         10,000
                                                                                       ------------
                                                                                             50,000
                                                                                       ------------
            SOFT DRINKS (0.4%)
   20,000   Coca-Cola Co.  (a),(b)                             0.24       12/18/2012         19,994
                                                                                       ------------
            WATER/SEWER UTILITY (0.9%)
   25,000   New York City Municipal Water Finance Auth.        0.23       11/26/2012         25,000
   22,230   San Diego County Water Auth.                       0.20       11/02/2012         22,230
                                                                                       ------------
                                                                                             47,230
                                                                                       ------------
            Total Commercial Paper (cost: $992,711)                                         992,711
                                                                                       ------------
            PUT BONDS (0.7%)

            BUILDINGS (0.3%)
   15,000   New York Liberty Dev. Corp.                        0.25       12/01/2049         15,000
                                                                                       ------------
            HOSPITAL (0.4%)
   20,000   California Statewide Communities Dev. Auth.        0.24        4/01/2037         20,000
                                                                                       ------------
            Total Put Bonds (cost: $35,000)                                                  35,000
                                                                                       ------------
            VARIABLE-RATE DEMAND NOTES (62.2%)

            AGRICULTURAL PRODUCTS (2.0%)
    5,130   Bybee Foods, LLC (LOC - Key Bank, N.A.)            0.36       11/01/2026          5,130
    2,100   Dallam County IDC (LOC - Wells Fargo Bank, N.A.)   0.24        1/01/2027          2,100
   15,000   Indiana Finance Auth.                              0.25        6/01/2041         15,000
   15,000   Iowa Finance Auth.                                 0.26        6/01/2036         15,000
   25,000   Iowa Finance Auth.                                 0.23        6/01/2039         25,000
   35,000   Iowa Finance Auth.                                 0.25        6/01/2039         35,000
    3,360   Washington Economic Dev. Finance Auth. (LOC
                  - Bank of the West)                          0.65        9/01/2032          3,360
                                                                                       ------------
                                                                                            100,590
                                                                                       ------------
            AIRLINES (0.8%)
   38,900   Chicago-O'Hare International Airport (LOC -
                  Bayerische Landesbank)                       0.28        5/01/2035         38,900
                                                                                       ------------

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3  | USAA Money Market Fund

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
PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
            AIRPORT SERVICES (0.5%)
$   9,425   Holland-Sheltair Aviation Funding, LLC (LOC -
                  Federal Home Loan Bank of Atlanta)           0.21%       5/01/2035   $      9,425
   13,525   Holland-Sheltair Aviation Funding, LLC (LOC -
                  Federal Home Loan Bank of Atlanta)           0.21        5/01/2048         13,525
    2,200   San Antonio (LOC - Bank of America, N.A.)          0.49        4/01/2020          2,200
                                                                                       ------------
                                                                                             25,150
                                                                                       ------------
            AIRPORT/PORT (0.5%)
    4,720   Cleveland-Cuyahoga County (LOC - FirstMerit
                  Bank, N.A.)                                  0.46        6/01/2031          4,720
    9,000   Denver City and County Airport System (LOC -
                  Lloyds TSB Bank plc)                         0.33       11/15/2025          9,000
    9,875   San Jose Airport (LIQ)(LOC - Deutsche Bank
                  A.G.) (a)                                    0.25        3/01/2037          9,875
                                                                                       ------------
                                                                                             23,595
                                                                                       ------------
            ALUMINUM (0.2%)
    7,815   Hancock County (LOC - Wells Fargo Bank, N.A.)      0.41        4/01/2028          7,815
                                                                                       ------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    5,550   St. Charles Parish (LOC - Federal Home Loan
                  Bank of Atlanta)                             0.31        9/01/2024          5,550
                                                                                       ------------
            APPROPRIATED DEBT (1.0%)
   10,000   Miami-Dade County School Board (INS)(LIQ) (a)      0.36        5/01/2016         10,000
   20,665   Michigan Building Auth. (INS)(LIQ) (a)             0.31       10/15/2014         20,665
   18,150   Pasadena (LOC - Bank of America, N.A.)             0.23        2/01/2035         18,150
                                                                                       ------------
                                                                                             48,815
                                                                                       ------------
            ASSET-BACKED FINANCING (0.0%)
    2,470   Capital Markets Access Co., LLC (LOC -
                  Federal Home Loan Bank of Atlanta)           0.27        8/01/2031          2,470
                                                                                       ------------
            AUTO PARTS & EQUIPMENT (0.4%)
    2,605   Dayton Wheel Concepts, Inc. (LOC - PNC Bank, N.A.) 0.22        5/01/2024          2,605
    4,940   Illinois Finance Auth. (LOC - Federal Home
                  Loan Bank of Chicago)                        0.42        7/01/2040          4,940
    3,400   Savanna (LOC - Bank of America, N.A.)              0.45        5/01/2019          3,400
   10,000   Shelbyville (LOC - Bank of Tokyo-Mitsubishi
                  UFJ, Ltd.)                                   0.25        4/01/2035         10,000
                                                                                       ------------
                                                                                             20,945
                                                                                       ------------
            AUTOMOBILE MANUFACTURERS (0.2%)
   10,465   Franklin IDB (LOC - Fifth Third Bank)              0.37        4/01/2030         10,465
                                                                                       ------------
            AUTOMOTIVE RETAIL (0.1%)
    3,608   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                  Bank, N.A.)                                  0.22        5/01/2015          3,608
    2,225   Kenwood Lincoln-Mercury, Inc. (LOC - PNC
                  Bank, N.A.)                                  0.22        3/01/2021          2,225
                                                                                       ------------
                                                                                              5,833
                                                                                       ------------

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
                BROADCASTING (0.0%)
$     100   New Jersey EDA (LOC - JPMorgan Chase
                  Bank, N.A.)                                  0.30%      10/01/2021   $        100
                                                                                       ------------
            BUILDING PRODUCTS (0.9%)
    3,990   Atchison (LOC - Key Bank, N.A.)                    0.39        1/01/2033          3,990
    4,070   Cornell Iron Works, Inc. (LOC - Bank of
                  America, N.A.)                               0.41        4/01/2019          4,070
    3,160   Delaware EDA (LOC - Key Bank, N.A.)                0.39        4/01/2023          3,160
    4,400   Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)    0.21        4/01/2028          4,400
    6,785   Moondance Enterprises, LP (LOC - PNC Bank, N.A.)   0.22       11/01/2020          6,785
    2,700   Sheridan (LOC - PNC Bank, N.A.)                    0.28        8/01/2020          2,700
    2,700   Tazewell County IDA (LOC - PNC Bank, N.A.)         0.28        2/01/2017          2,700
    2,000   Union County (LOC - SunTrust Bank)                 0.79       10/01/2027          2,000
    3,245   Vulcan, Inc. (LOC - Branch Banking & Trust Co.)    0.21        7/01/2021          3,245
   10,000   Warren County (LOC - JPMorgan Chase Bank, N.A.)    0.33       12/01/2031         10,000
    2,800   West Des Moines (LOC - Wells Fargo Bank, N.A.)     0.41        4/01/2025          2,800
                                                                                       ------------
                                                                                             45,850
                                                                                       ------------
            BUILDINGS (0.7%)
   33,000   Miami-Dade County IDA (LOC - Manufacturers
                  & Traders Trust Co.)                         0.26       11/01/2042         33,000
                                                                                       ------------
            COMMERCIAL PRINTING (0.4%)
    2,981   Fairway, LLC (LOC - Federal Home Loan Bank
                  of San Francisco)                            0.22       12/01/2023          2,981
    7,875   Harnett County Industrial Facilities & Pollution
                  Control Financing Auth. (LOC - PNC
                  Bank, N.A.)                                  0.25        9/01/2019          7,875
    2,105   John E. Staten Properties, Inc. (LOC - PNC
                  Bank, N.A.)                                  0.27       10/01/2021          2,105
    3,950   South Carolina Jobs EDA (LOC - Wells Fargo
                  Bank, N.A.)                                  0.36        4/01/2033          3,950
    1,500   Summit County Port Auth. (LOC - Key Bank, N.A.)    0.39        7/01/2023          1,500
                                                                                       ------------
                                                                                             18,411
                                                                                       ------------
            COMMUNITY SERVICE (1.4%)
   23,225   California Infrastructure & Economic Dev. Bank
                  (LOC - Bank of America, N.A.)                0.22        7/01/2034         23,225
   11,600   Jackson County IDA (LOC - Commerce Bank, N.A.)     0.25        7/01/2025         11,600
    3,000   Rhode Island Health and Educational Building
                  Corp. (LOC - RBS Citizens, N.A.)             0.30       12/01/2036          3,000
    7,505   Toledo Lucas County Port Auth. (LOC - Fifth
                  Third Bank)                                  0.34        9/01/2019          7,505
    8,630   Village of Morton Grove (LOC - Bank of
                  America, N.A.)                               0.37       12/01/2041          8,630
   16,305   Wisconsin Public Finance Auth. (LOC - Fifth
                  Third Bank)                                  0.27        2/01/2042         16,305
                                                                                       ------------
                                                                                             70,265
                                                                                       ------------
            COMPUTER STORAGE & PERIPHERALS (0.0%)
    1,950   Alameda County IDA (LOC - Bank of the West)        0.60       12/01/2040          1,950
                                                                                       ------------

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5  | USAA Money Market Fund

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
PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
            CONSTRUCTION & ENGINEERING (0.4%)
$  17,845   Boland Holdings, LLC (LOC - PNC Bank, N.A.)        0.20%      12/01/2039   $     17,845
                                                                                       ------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    4,990   M-B Companies, Inc. (LOC - U.S. Bank, N.A.)        0.31        3/01/2048          4,990
                                                                                       ------------
            CONSTRUCTION MATERIALS (0.3%)
    1,855   Franklin IDB (LOC - Federal Home Loan Bank of
                  Chicago)                                     0.32        7/01/2032          1,855
    8,900   Paulding County (LOC - Bayerische
                  Landesbank)                                  0.41        8/01/2026          8,900
    3,815   Schmitz Ready Mix, Inc. (LOC - Federal Home
                  Loan Bank of Chicago)                        0.27        4/01/2046          3,815
                                                                                       ------------
                                                                                             14,570
                                                                                       ------------
            DISTILLERS & VINTNERS (0.0%)
    2,200   Kentucky Rural EDA (LOC - PNC Bank, N.A.)          0.28       10/01/2016          2,200
                                                                                       ------------
            DISTRIBUTORS (0.3%)
   15,980   Bhavnani, LLC (LOC - U.S. Bank, N.A.)              0.22        5/01/2038         15,980
                                                                                       ------------
            DIVERSIFIED CHEMICALS (0.1%)
    6,500   Port of Port Arthur Navigation District            0.37        4/01/2033          6,500
                                                                                       ------------
            DIVERSIFIED METALS & MINING (0.1%)
    1,170   Lancaster IDA (LOC - Fulton Bank)                  1.65        1/01/2015          1,170
    1,330   Lancaster IDA (LOC - Fulton Bank)                  1.65        1/01/2027          1,330
                                                                                       ------------
                                                                                              2,500
                                                                                       ------------
            DIVERSIFIED REAL ESTATE ACTIVITIES (4.2%)
    7,000   Fiore Capital, LLC (LOC - Harris Bank, N.A.)       0.25        8/01/2045          7,000
    6,150   Fiore Capital, LLC (LOC - Harris Bank, N.A.)       0.25        8/01/2045          6,150
   47,785   New York City Housing Dev. Corp. (LOC -
                  Landesbank Hessen-Thuringen)                 0.23        6/01/2039         47,785
   54,700   New York Housing Finance Agency (LOC -
                  Landesbank Hessen-Thuringen)                 0.36        5/01/2042         54,700
   16,305   NPJ Properties, LP (LOC - Manufacturers &
                  Traders Trust Co.)                           0.56        2/01/2027         16,305
   30,085   Paca-Pratt Associates, Inc. (LOC -
                  Manufacturers & Traders Trust Co.)           0.56        1/01/2038         30,085
    8,194   Pinnacle Properties Dev. Group, LLC (LOC -
                  Federal Home Loan Bank of Cincinnati)        0.21        6/15/2041          8,194
    4,900   Rio Bravo, LLC (LOC - Wells Fargo Bank, N.A.)      0.26       12/01/2033          4,900
   11,750   Scion Real Estate Investments, LLC (LOC - Fifth
                  Third Bank)                                  0.32        1/02/2048         11,750
    1,080   Secor Realty, Inc. (LOC - PNC Bank, N.A.)          0.22        4/01/2020          1,080
    4,500   Stice-Hill Holding, LC (LOC - Hancock Bank of
                  Louisiana)                                   1.50       12/01/2023          4,500
   14,235   Stobro Co., LP (LOC - Federal Home Loan Bank
                  of Pittsburgh)                               0.37        1/01/2032         14,235
                                                                                       ------------
                                                                                            206,684
                                                                                       ------------
            EDUCATION (4.2%)
   17,650   Amherst IDA (LOC - Manufacturers & Traders
                  Trust Co.)                                   0.26       10/01/2031         17,650
   10,705   Colorado Educational and Cultural Facilities
                  Auth. (LOC - Fifth Third Bank)               0.27        1/01/2029         10,705

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                                                   Portfolio of Investments |  6

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
PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   2,000   Colorado Educational and Cultural Facilities
                  Auth. (LOC - Sovereign Bank)                 1.00%       7/01/2037   $      2,000
   18,165   Colorado Educational and Cultural Facilities
                  Auth. (LOC - Fifth Third Bank)               0.27        5/15/2038         18,165
   10,000   Massachusetts Dev. Finance Agency (LOC -
                  RBS Citizens, N.A.)                          0.21        7/01/2043         10,000
    2,965   Minnesota Higher Education Facilities Auth.
                  (LOC - U.S. Bank, N.A.)                      0.22        4/01/2027          2,965
   21,175   Missouri Health and Educational Facilities Auth.
                  (LOC - Fifth Third Bank)                     0.27        7/15/2037         21,175
    7,455   Multnomah County (LOC - Key Bank, N.A.)            0.32       12/01/2029          7,455
    4,040   Nebraska Elementary and Secondary School
                  Finance Auth. (LOC - Fifth Third Bank)       0.27        9/01/2029          4,040
   18,600   New Jersey EDA (LOC - U.S. Bank, N.A.)             0.18        8/01/2037         18,600
    3,945   New York City IDA (LOC - JPMorgan Chase
                  Bank, N.A.)                                  0.26       12/01/2034          3,945
    6,520   Oakland County EDC (LOC - Comerica Bank, N.A.)     0.26       12/01/2032          6,520
    4,500   Ohio Higher Education Facility (LOC - Key Bank,
                  N.A.)                                        0.34        1/01/2018          4,500
    9,755   Ohio Higher Education Facility (LOC - Fifth Third
                  Bank)                                        0.30        9/01/2030          9,755
    4,455   Rhode Island Health and Educational Building
                  Corp. (LOC - RBS Citizens, N.A.)             0.26        4/01/2035          4,455
   15,705   Rhode Island Health and Educational Building
                  Corp. (LOC - RBS Citizens, N.A.)             0.26        4/01/2036         15,705
    3,735   Rockland County IDA (LOC - TD Bank, N.A.)          0.18        5/01/2034          3,735
   16,100   South Carolina Jobs EDA (LOC - Bank of
                  America, N.A.)                               0.26       12/01/2036         16,100
    9,670   Summit County (LOC - Fifth Third Bank)             0.27        8/01/2030          9,670
   10,425   Washington Higher Education Facilities Auth.       0.26       10/01/2031         10,425
    9,710   Will County (LOC - Fifth Third Bank)               0.32       12/01/2025          9,710
                                                                                       ------------
                                                                                            207,275
                                                                                       ------------
            EDUCATION SERVICES (2.1%)
    7,916   Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)  1.21        1/01/2025          7,916
    2,105   Educational Management Corp. (LOC - Old
                  National Bank)                               0.26        5/01/2023          2,105
    7,300   Frisch School (LOC - Sovereign Bank)               1.00        5/01/2036          7,300
      650   Grove City Church of the Nazarene (LOC - PNC
                  Bank, N.A.)                                  0.27        2/01/2024            650
    2,998   Indian Creek Christian Church, Inc. (LOC - Fifth
                  Third Bank)                                  0.32        1/01/2056          2,998
   15,955   Indiana Educational Facilities Auth. (LOC - RBS
                  Citizens, N.A.)                              0.34       10/01/2029         15,955
    4,000   Lexington-Fayette Urban County Government
                  (LOC - Fifth Third Bank)                     0.31        1/01/2033          4,000
    7,070   Loganville Christian Academy, Inc. (LOC - Key
                  Bank, N.A.)                                  0.35        6/01/2038          7,070
   14,000   New Jersey EDA (LOC - Sovereign Bank)              0.97        5/01/2036         14,000
    5,895   Rhode Island EDC (LOC - RBS Citizens, N.A.)        0.27        3/01/2038          5,895
    9,470   Rhode Island Health and Educational Building
                  Corp. (LOC - RBS Citizens, N.A.)             0.29        6/01/2035          9,470
   20,255   Saddleback Valley Community Church (LOC -
                  Federal Home Loan Bank of San
                  Francisco)                                   0.16       11/01/2038         20,255
    1,420   St. Louis County IDA (LOC - Fifth Third Bank)      0.31        9/01/2038          1,420
    3,680   Summit Country Day School (LOC - U.S. Bank, N.A.)  0.45        2/01/2019          3,680
                                                                                       ------------
                                                                                            102,714
                                                                                       ------------

================================================================================

7  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (8.3%)
$  19,500   Appling County Dev. Auth.                          0.27%      12/01/2018   $     19,500
   26,650   Appling County Dev. Auth.                          0.26        9/01/2041         26,650
    1,600   Dade County IDA                                    0.25        6/01/2021          1,600
   25,000   Emery County (LOC - JPMorgan Chase Bank, N.A.)     0.20        7/01/2015         25,000
   28,100   Escambia County                                    0.26        4/01/2039         28,100
    9,200   Floyd County Dev. Auth.                            0.26        7/01/2022          9,200
   38,300   Garfield County Industrial Auth.                   0.36        1/01/2025         38,300
    4,800   Heard County Dev. Auth.                            0.27       12/01/2037          4,800
    2,730   Jackson County                                     0.28        7/01/2022          2,730
    2,940   Jacksonville                                       0.22        5/01/2029          2,940
   20,000   Louisa County                                      0.22        9/01/2016         20,000
   30,000   Louisa County                                      0.22       10/01/2024         30,000
   22,000   Martin County                                      0.27        7/15/2022         22,000
   14,000   Miami-Dade County IDA                              0.28        2/01/2023         14,000
   10,600   Mississippi Business Finance Corp.                 0.24        7/01/2025         10,600
    9,400   Mississippi Business Finance Corp.                 0.26       12/01/2027          9,400
   13,520   Mississippi Business Finance Corp.                 0.24        5/01/2028         13,520
    7,250   Mobile IDB                                         0.27        9/01/2031          7,250
   18,065   Monroe County Dev. Auth.                           0.26       12/01/2041         18,065
   20,000   Muskogee Industrial Trust                          0.27        6/01/2027         20,000
   20,800   Putnam County IDA                                  0.23        4/01/2032         20,800
   30,000   St. Lucie County                                   0.28        5/01/2024         30,000
   36,700   St. Lucie County                                   0.26        9/01/2028         36,700
                                                                                       ------------
                                                                                            411,155
                                                                                       ------------
            ELECTRIC/GAS UTILITIES (0.8%)
   10,000   Chatom IDB (NBGA)                                  0.36        8/01/2041         10,000
    3,100   Long Island Power Auth. (LOC - Bayerische
                  Landesbank)                                  0.24        5/01/2033          3,100
   24,880   New York Energy Research & Dev. Auth. (LOC -
                  Royal Bank of Scotland plc)                  0.22       12/01/2027         24,880
                                                                                       ------------
                                                                                             37,980
                                                                                       ------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,785   Putnam County IDA (LOC - RBS Citizens, N.A.)       0.28        7/01/2032          2,785
                                                                                       ------------
            FOOD DISTRIBUTORS (0.4%)
    3,075   Alameda County IDA (LOC - Comerica Bank, N.A.)     0.35       12/01/2040          3,075
    2,160   Avalon Foodservice, Inc. (LOC - PNC Bank, N.A.)    0.22        6/01/2022          2,160
    5,027   CCO, LLC (LOC - Fifth Third Bank)                  0.37        9/01/2024          5,027
    9,115   Putnam County IDA (LOC - JPMorgan Chase
                  Bank, N.A.)                                  0.20       12/01/2024          9,115
                                                                                       ------------
                                                                                             19,377
                                                                                       ------------
            FOOD RETAIL (0.2%)
    7,820   Saubels Market, Inc. (LOC - Fulton Bank)           1.65        5/01/2034          7,820
                                                                                       ------------
            FOREST PRODUCTS (0.1%)
    5,060   Rex Lumber, LLC (LOC - Federal Home Loan
                  Bank of Dallas)                              0.21        2/01/2022          5,060
                                                                                       ------------
            GENERAL MERCHANDISE STORES (0.1%)
    6,000   Marion EDA (LOC - Key Bank, N.A.)                  0.36        2/01/2035          6,000
                                                                                       ------------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION (2.1%)
$   7,500   Bridgeview (LOC - Harris Bank, N.A.)               0.26%      12/01/2038   $      7,500
   11,960   Covington (LOC - U.S. Bank, N.A.)                  0.45       12/01/2029         11,960
   13,865   Fiddler's Business Improvement District (LOC -
                  Key Bank, N.A.)                              0.30       12/01/2037         13,865
   25,000   Fiddler's Business Improvement District (LOC -
                  Key Bank, N.A.)                              0.29       12/01/2038         25,000
    9,475   Michigan Charter Township of Commerce (LOC
                  - Comerica Bank, N.A.)                       0.30       10/01/2018          9,475
   34,745   Michigan Charter Township of Commerce (LOC
                  - Federal Home Loan Bank of Boston)          0.22       10/01/2034         34,745
    2,100   New York City (LOC - KBC Bank N.V.)                0.29        8/01/2038          2,100
                                                                                       ------------
                                                                                            104,645
                                                                                       ------------
            HEALTH CARE FACILITIES (4.9%)
   12,330   Bronson Lifestyle Improvement & Research
                  Center (LOC - Fifth Third Bank)              0.33        9/01/2030         12,330
    6,585   Capital Markets Access Co., LLC (LOC -
                  Comerica Bank, N.A.)                         0.32        7/01/2025          6,585
    8,560   Clinic Investment, LP (LOC - PNC Bank, N.A.)       0.22        6/01/2015          8,560
      800   Columbia County Capital Resource Corp. (LOC
                  - HSBC Bank USA)                             0.33        7/01/2015            800
    2,265   Columbia County IDA (LOC - HSBC Bank USA)          0.32        7/01/2027          2,265
    3,010   Community Behavioral Healthcare Cooperative
                  of Pennsylvania (LOC - Fulton Bank)          1.65        9/01/2027          3,010
    3,385   Crozer Keystone Health System (LOC - TD
                  Bank, N.A.)                                  0.30       12/15/2021          3,385
    1,235   District of Columbia (LOC - Manufacturers &
                  Traders Trust Co.)                           0.56        7/01/2032          1,235
    4,435   Dunn Nursing Home, Inc. (LOC - Federal Home
                  Loan Bank of Atlanta)                        0.21        2/01/2024          4,435
    3,576   Four Flags Properties, Inc. (LOC - Fifth Third
                  Bank)                                        0.37       10/01/2028          3,576
    5,400   Genoa Medical Dev., LLC (LOC - Fifth Third
                  Bank)                                        0.32       12/01/2045          5,400
    5,180   Hamot Surgery Center, LLC (LOC - PNC Bank, N.A.)   0.22        7/01/2030          5,180
   12,700   Healthcare Network Properties, LLC (LOC -
                  PNC Bank, N.A.)                              0.20        1/01/2029         12,700
    5,065   Heart Property, LLC (LOC - PNC Bank, N.A.)         0.22        7/01/2026          5,065
    4,365   HFDC of Central Texas, Inc. (LOC - Sovereign
                  Bank)                                        1.00       11/01/2038          4,365
    5,310   IHA Capital Dev., LLC (LOC - Fifth Third Bank)     0.32        6/01/2053          5,310
    9,600   Indiana Finance Auth. (LOC - Bank of
                  America, N.A.)                               0.23        4/01/2038          9,600
    1,990   Indiana Finance Auth. (LOC - Bank of
                  America, N.A.)                               0.40        4/01/2038          1,990
    2,060   Labcon North America (LOC - Bank of the West)      0.60        1/01/2040          2,060
    5,080   Louisiana Public Facilities Auth. (LOC - Capital
                  One, N.A.)                                   0.76        7/01/2028          5,080
    4,535   MCE MOB IV, LP (LOC - PNC Bank, N.A.)              0.20        8/01/2022          4,535
    3,640   Medical Center of Athens (LOC - Federal Home
                  Loan Bank of Atlanta)                        0.26        9/01/2032          3,640
    8,110   Medical Properties Investment Co. - Walker,
                  LLC (LOC - Fifth Third Bank)                 0.32       11/01/2035          8,110
    7,840   MediLucent MOB I, LP (LOC - PNC Bank, N.A.)        0.20        8/01/2030          7,840
    7,240   Medina County (LOC - PNC Bank, N.A.)               0.20        8/01/2037          7,240
   12,935   MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)        0.60       11/01/2035         12,935
   12,160   New Tristate Ventures, LLC (LOC - Fifth Third
                  Bank)                                        0.32        5/01/2026         12,160
    3,240   Ohio Presbyterian Retirement Services (LOC -
                  PNC Bank, N.A.)                              0.22        7/01/2033          3,240

================================================================================

9  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   4,830   Onondaga County IDA (LOC - HSBC Bank
                  USA)                                         0.32%       1/01/2023   $      4,830
   20,210   OSF Finance Co., LLC (LOC - PNC Bank, N.A.)        0.20       12/01/2037         20,210
    2,650   Premier Senior Living, LLC (LOC - Wells Fargo
                  Bank, N.A.)                                  0.32        8/01/2037          2,650
    1,625   Premier Senior Living, LLC (LOC - Wells Fargo
                  Bank, N.A.)                                  0.32        8/01/2037          1,625
    6,915   Premier Senior Living, LLC (LOC - Wells Fargo
                  Bank, N.A.)                                  0.32        8/01/2037          6,915
    4,815   Premier Senior Living, LLC (LOC - Wells Fargo
                  Bank, N.A.)                                  0.32        8/01/2037          4,815
    2,235   Premier Senior Living, LLC (LOC - Wells Fargo
                  Bank, N.A.)                                  0.32        8/01/2037          2,235
   24,070   Premier Senior Living, LLC (LOC - Wells Fargo
                  Bank, N.A.)                                  0.32        8/01/2037         24,070
    3,115   Premier Senior Living, LLC (LOC - Wells Fargo
                  Bank, N.A.)                                  0.32        8/01/2037          3,115
    4,005   Premier Senior Living, LLC (LOC - Wells Fargo
                  Bank, N.A.)                                  0.32        8/01/2037          4,005
    4,170   Wisconsin Health and Educational Facilities
                  Auth. (LOC - KBC Bank N.V.)                  0.60        3/01/2038          4,170
    3,400   Woodbury County (LOC - Wells Fargo Bank, N.A.)     0.26       12/01/2014          3,400
                                                                                       ------------
                                                                                            244,671
                                                                                       ------------
            HEALTH CARE SERVICES (0.3%)
    8,270   Central Ohio Medical Textiles (LOC - PNC Bank,
                  N.A.)                                        0.20        3/01/2023          8,270
    7,150   Kaneville Road Joint Venture (LOC - Federal
                  Home Loan Bank of Chicago)                   0.26       11/01/2032          7,150
                                                                                       ------------
                                                                                             15,420
                                                                                       ------------
            HEALTH MISCELLANEOUS (0.3%)
    8,680   Dayton-Montgomery County (LOC - Fifth Third
                  Bank)                                        0.31       11/15/2028          8,680
    2,060   Kent Hospital Finance Auth. (LOC - Fifth Third
                  Bank)                                        0.31       10/01/2041          2,060
    4,585   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                  Bank)                                        0.31        8/01/2023          4,585
                                                                                       ------------
                                                                                             15,325
                                                                                       ------------
            HOME FURNISHINGS (0.1%)
    3,815   Caddo Parish IDB (LOC - Capital One, N.A.)         0.66        7/01/2024          3,815
      695   Maryland EDC (LOC - Manufacturers & Traders
                  Trust Co.)                                   0.56        8/01/2016            695
                                                                                       ------------
                                                                                              4,510
                                                                                       ------------
            HOME IMPROVEMENT RETAIL (0.1%)
    6,985   Brookhaven IDA (LOC - Capital One, N.A.)           0.53        1/01/2025          6,985
                                                                                       ------------

            HOSPITAL (2.9%)
    2,885   Albany IDA (LOC - RBS Citizens, N.A.)              0.87        5/01/2035          2,885
    3,025   Fayette County (LOC - PNC Bank, N.A.)              0.20        8/01/2023          3,025
    7,235   Floyd County (LOC - JPMorgan Chase Bank,
                  N.A.)                                        0.30       12/01/2020          7,235
    9,200   Indiana Health Facility Financing Auth. (LOC -
                  Bank of America, N.A.)                       0.27        1/01/2019          9,200
    3,275   Johnson City Health and Educational Facilities
                  Board (LOC - U.S. Bank, N.A.)                0.21        7/01/2033          3,275

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
$     700   Johnson City Health and Educational Facilities
                  Board (LOC - Mizuho Corporate Bank,
                  Ltd.)                                        0.21%       7/01/2033   $        700
    5,000   Massachusetts Health and Educational Facilities
                  Auth. (LOC - JPMorgan Chase Bank, N.A.)      0.24       10/01/2049          5,000
    7,500   Michigan Hospital Finance Auth. (LOC - Fifth
                  Third Bank)                                  0.32       12/01/2032          7,500
    7,500   Michigan Hospital Finance Auth. (LOC - Fifth
                  Third Bank)                                  0.32       12/01/2032          7,500
   15,960   Mountain States Health Alliance (LOC - Mizuho
                  Corporate Bank, Ltd.)                        0.21        7/01/2026         15,960
   17,000   Oklahoma Dev. Finance Auth. (LOC - JPMorgan
                  Chase Bank, N.A.)                            0.26       12/01/2038         17,000
   27,410   Sullivan County Health, Educational & Housing
                  Facilities Board (LOC - JPMorgan Chase
                  Bank, N.A.)                                  0.20        9/01/2032         27,410
    7,430   Sweetwater County (LOC - Key Bank, N.A.)           0.31        9/01/2037          7,430
   18,120   Sweetwater County (LOC - Key Bank, N.A.)           0.41        9/01/2037         18,120
      275   Virginia Commonwealth Univ. Health System
                  Auth. (LOC - Wells Fargo Bank, N.A.)         0.23        7/01/2030            275
    9,125   West Virginia State Hospital Finance Auth. (LOC
                  - Fifth Third Bank)                          0.36       10/01/2033          9,125
                                                                                       ------------
                                                                                            141,640
                                                                                       ------------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
    2,915   Connecticut Dev. Auth. (LOC - TD Bank, N.A.)       0.24       12/01/2028          2,915
    2,040   Doghouse Properties, LLC (LOC - Federal
                  Home Loan Bank of Atlanta)                   0.50        5/01/2027          2,040
   12,465   Forward Corp. (LOC - Fifth Third Bank)             0.32       12/01/2030         12,465
                                                                                       ------------
                                                                                             17,420
                                                                                       ------------
            HOUSEHOLD APPLIANCES (0.2%)
    8,180   Mississippi Business Finance Corp. (LOC -
                  Wells Fargo Bank, N.A.)                      0.28        6/01/2015          8,180
                                                                                       ------------

            INDUSTRIAL CONGLOMERATES (0.1%)
    3,300   Guymon Utilities Auth. (LOC - Bank of the West)    0.59        2/01/2023          3,300
                                                                                       ------------
            INDUSTRIAL MACHINERY (0.3%)
    4,655   AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)   0.22        5/01/2021          4,655
    3,165   Boone County (LOC - Fifth Third Bank)              0.40        7/01/2026          3,165
    2,075   Lynchburg IDA (LOC - PNC Bank, N.A.)               0.28        3/01/2029          2,075
      860   Michigan Strategic Fund Ltd. (LOC - Fifth Third
                  Bank)                                        0.40        3/01/2023            860
      395   Sterling Pipe & Tube, Inc. (LOC - PNC Bank, N.A.)  0.22       11/01/2012            395
    2,805   Trumbull County (LOC - Key Bank, N.A.)             0.39        4/01/2017          2,805
                                                                                       ------------
                                                                                             13,955
                                                                                       ------------
            INTEGRATED OIL & GAS (0.4%)
   20,000   Calhoun County Navigation IDA                      0.26        1/01/2024         20,000
                                                                                       ------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    8,515   South Central Communications Corp. (LOC -
                  Fifth Third Bank)                            0.32        4/01/2018          8,515
                                                                                       ------------

================================================================================

11  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
            LEISURE FACILITIES (0.4%)
$   5,435   Cattail Creek Country Club, Inc. (LOC -
                  Manufacturers & Traders Trust Co.)           0.56%       3/01/2031   $      5,435
    2,850   Healthtrack Sports & Wellness, LP (LOC -
                  JPMorgan Chase Bank, N.A.)                   0.26        2/15/2027          2,850
    9,400   Turfway Park, LLC (LOC - Bank of America, N.A.)    0.64        7/01/2022          9,400
                                                                                       ------------
                                                                                             17,685
                                                                                       ------------
            LEISURE PRODUCTS (0.2%)
    4,200   Charter Lakes Capital, LLC (LOC - U.S. Bank,
                  N.A.)                                        0.27       10/01/2046          4,200
    2,380   Rhode Island Industrial Facilities Corp. (LOC -
                  TD Bank, N.A.)                               0.29        2/01/2021          2,380
    4,410   Robert C. Fox Jr. (LOC - Comerica Bank, N.A.)      0.30        6/01/2033          4,410
                                                                                       ------------
                                                                                             10,990
                                                                                       ------------
            LIFE & HEALTH INSURANCE (0.3%)
    2,000   Lavonia O Frick Family Trust (LOC - Federal
                  Home Loan Bank of Atlanta)                   0.21       12/01/2026          2,000
   13,355   Lavonne Johnson Life Insurance Trust (LOC -
                  Federal Home Loan Bank of Atlanta)           0.21        6/01/2031         13,355
    1,850   Ronald Ray Irrevocable Life Insurance Trust
                  (LOC - Federal Home Loan Bank of
                  Atlanta)                                     0.21        8/01/2022          1,850
                                                                                       ------------
                                                                                             17,205
                                                                                       ------------
            MARINE (0.1%)
    5,885   Washington Economic Dev. Finance Auth. (LOC
                  - Key Bank, N.A.)                            0.61        3/01/2037          5,885
                                                                                       ------------
            MISCELLANEOUS (0.5%)
    8,800   Long Beach (LOC - Wells Fargo Bank, N.A.)          0.21       11/01/2030          8,800
   13,705   Michigan Municipal Bond Auth. (LOC - Fifth
                  Third Bank)                                  0.32       11/01/2037         13,705
                                                                                       ------------
                                                                                             22,505
                                                                                       ------------
            MULTI-UTILITIES (0.0%)
    1,920   Fulton County Dev. Auth. (LOC - Credit Agricole
                  Corp. Inv. Bank)                             2.90        3/01/2026          1,920
                                                                                       ------------
            MULTIFAMILY HOUSING (3.5%)
    8,325   Alabama Housing Finance Auth. (LOC - U.S.
                  Bank, N.A.)                                  0.25        4/01/2037          8,325
    8,750   Dallas Housing Finance Corp. (LIQ)(NBGA) (a)       1.25        9/01/2019          8,750
    5,355   Kansas City IDA (LOC - Bank of America, N.A.)      0.55        9/01/2039          5,355
    3,440   Montana Board of Housing (LIQ)(NBGA) (a)           1.50       10/01/2033          3,440
   10,000   Nebraska Investment Finance Auth. (LOC -
                  Citibank, N.A.)                              0.25       10/01/2042         10,000
    4,910   Nevada Housing Division (LOC - Citibank, N.A.)     0.30       10/01/2035          4,910
    3,150   New York Housing Finance Agency (LOC -
                  Citibank, N.A.)                              0.27        5/01/2037          3,150
   20,000   New York Housing Finance Agency (LOC -
                  Landesbank Hessen-Thuringen)                 0.26       11/01/2038         20,000
    3,885   New York Housing Finance Agency (LOC -
                  Citibank, N.A.)                              0.27        5/01/2039          3,885
   24,150   New York Housing Finance Agency (LOC -
                  Landesbank Hessen-Thuringen)                 0.23       11/01/2041         24,150

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
$   4,360   New York Housing Finance Agency (LOC -
                  Landesbank Hessen-Thuringen)                 0.27%      11/01/2044   $      4,360
    6,820   Southeast Texas Housing Finance Corp.
                  (LIQ)(NBGA) (a)                              1.50        6/01/2019          6,820
    6,925   Texas Department of Housing & Community
                  Affairs (LOC - Citibank, N.A.)               0.24       12/01/2039          6,925
    1,030   Vermont Housing Finance Agency (LOC - Key
                  Bank, N.A.)                                  0.39        1/01/2038          1,030
    5,330   Washington Housing Finance Commission
                  (LIQ)(NBGA) (a)                              1.50       10/01/2033          5,330
   59,215   Washington Housing Finance Commission (LOC
                  - HSH Nordbank A.G.)                         1.75        3/01/2036         59,215
                                                                                       ------------
                                                                                            175,645
                                                                                       ------------
            NURSING/CCRC (1.7%)
    2,505   Berks County Municipal Auth. (LOC - Citizens
                  Bank of Pennsylvania)                        0.25        5/15/2022          2,505
    4,700   Bucks County IDA (LOC - Citizens Bank of
                  Pennsylvania)                                0.24        1/01/2037          4,700
    4,275   Butler County Hospital Auth. (LOC - Citizens
                  Bank of Pennsylvania)                        0.25       10/01/2042          4,275
    8,890   Delaware County Auth. (LOC - Citizens Bank of
                  Pennsylvania)                                0.28        4/01/2030          8,890
    4,290   Harrisonburg IDA (LOC - Branch Banking &
                  Trust Co.)                                   0.21        4/01/2036          4,290
   17,500   Illinois Finance Auth. (LOC - JPMorgan Chase
                  Bank, N.A.)                                  0.21        9/01/2031         17,500
   16,860   Illinois Finance Auth. (LOC - Bank of America,
                  N.A.)                                        0.75        5/01/2036         16,860
    6,755   Illinois State Health Facilities Auth.
                  (LOC - Fifth Third Bank)                     0.27       11/01/2033          6,755
    1,850   Indiana Finance Auth. (LOC - Federal Home
                  Loan Bank of Indianapolis)                   0.31        7/01/2029          1,850
   13,925   Jackson County EDC (LOC - Bank of America, N.A.)   0.27       11/01/2031         13,925
    1,200   Lynchburg Redevelopment & Housing Auth.
                  (LOC - Manufacturers & Traders Trust Co)     0.56       12/01/2034          1,200
    1,035   Roanoke County EDA (LOC - Branch Banking &
                  Trust Co.)                                   1.21       10/01/2028          1,035
                                                                                       ------------
                                                                                             83,785
                                                                                       ------------
            PACKAGED FOODS & MEAT (0.9%)
    3,780   Brewster Dairy, Inc. (LOC - Bank of Montreal)      0.22        4/03/2023          3,780
   12,910   Indianapolis Recovery Zone Facility (LOC - Fifth
                  Third Bank)                                  0.31       12/01/2030         12,910
    2,635   Lancaster IDA (LOC - Fulton Bank)                  1.65        6/01/2027          2,635
    1,630   Laurel County (LOC - Rabobank Nederland N.V.)      0.44        3/01/2015          1,630
    4,000   Michigan Strategic Fund Ltd. (LOC - AgriBank,
                  FCB)                                         0.26        6/01/2024          4,000
    7,500   Optima Municipal Auth. (LOC - Bank of the West)    0.59        9/01/2023          7,500
    5,895   Oregon State Economic Dev. (LOC - Key Bank, N.A.)  0.39        2/01/2037          5,895
    5,260   St. Tammany Parish (LOC - Federal Home Loan
                  Bank of Dallas)                              0.26        7/01/2022          5,260
                                                                                       ------------
                                                                                             43,610
                                                                                       ------------
            PAPER PACKAGING (0.0%)
    1,325   Washington Finance EDA (LOC - Wells Fargo
                  Bank, N.A.)                                  0.26        4/01/2033          1,325
                                                                                       ------------

================================================================================

13  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.1%)
$   1,110   Jackson Paper Co. (LOC - Federal Home Loan
                  Bank of Atlanta)                             0.50%       4/01/2027   $      1,110
    5,600   Willacoochee Dev. Auth. (LOC - Federal Home
                  Loan Bank of Atlanta)                        0.31        5/01/2021          5,600
                                                                                       ------------
                                                                                              6,710
                                                                                       ------------
            PERSONAL PRODUCTS (0.0%)
    2,100   Suffolk County IDA (LOC - Citibank, N.A.)          0.62       12/01/2019          2,100
                                                                                       ------------
            PHARMACEUTICALS (1.5%)
    7,000   Montgomery County IDA (LOC - Landesbank
                  Hessen-Thuringen)                            1.28        4/01/2022          7,000
   20,000   New Hampshire Business Finance Auth. (LOC -
                  Landesbank Hessen-Thuringen)                 1.28       11/01/2020         20,000
   19,500   New Hampshire Business Finance Auth. (LOC -
                  Landesbank Hessen-Thuringen)                 1.28        9/01/2025         19,500
   30,000   New Hampshire Business Finance Auth. (LOC -
                  Landesbank Hessen-Thuringen)                 1.28        4/01/2030         30,000
                                                                                       ------------
                                                                                             76,500
                                                                                       ------------
            PUBLISHING (0.1%)
    4,180   Falls Church EDA (LOC - Citibank, N.A.)            0.28        7/01/2021          4,180
                                                                                       ------------
            REAL ESTATE OPERATING COMPANIES (4.9%)
    3,945   Beaver Creek Enterprises, Inc. (LOC - PNC
                  Bank, N.A.)                                  0.22        3/02/2020          3,945
    2,965   Cain Capital Investments, LLC (LOC - Federal
                  Home Loan Bank of Cincinnati)                0.32       10/01/2046          2,965
   30,000   Carew Realty, Inc. (LOC - Fifth Third Bank)        0.32        5/01/2037         30,000
    6,165   Congress Commons, LLC (LOC - Federal Home
                  Loan Bank of Chicago)                        0.31       12/01/2050          6,165
    8,900   Contra Costa County (LOC - Bank of America, N.A.)  0.21        4/15/2046          8,900
   11,910   Delos, LLC (LOC - Sovereign Bank)                  1.73        3/01/2037         11,910
    7,640   Donegal Crossing Associates, LLC (LOC -
                  Federal Home Loan Bank of Pittsburgh)        0.29        8/15/2027          7,640
    5,050   East Hempfield IDA (LOC - Fulton Bank)             1.40       10/15/2026          5,050
    4,600   EMF, LLC (LOC - Comerica Bank, N.A.)               0.31        6/01/2042          4,600
   15,360   Fairway Park Properties, LLC (LOC - PNC Bank,
                  N.A.)                                        0.22       10/15/2026         15,360
    5,670   Forsyth County (LOC - Fifth Third Bank)            0.33        1/01/2037          5,670
    3,820   Fountains Apartments, LLC (LOC - Fifth Third
                  Bank)                                        0.32        9/01/2036          3,820
    1,750   Fulton County Housing Auth. (LOC - Federal
                  Home Loan Bank of Atlanta)                   0.22        2/01/2041          1,750
    7,300   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)      0.32       12/01/2023          7,300
    6,861   Harlan Dev. Co., LLC (LOC - Fifth Third Bank)      0.32       12/01/2044          6,861
    2,355   Hickory Creek Apartments, LLC (LOC - Fifth
                  Third Bank)                                  0.32        9/01/2036          2,355
    2,055   Islip IDA (LOC - Citibank, N.A.)                   0.62       11/01/2020          2,055
    3,059   J Investments, LLC (LOC - Fifth Third Bank)        0.32       12/01/2055          3,059
    1,839   Katz Capital Corp. (LOC - Fifth Third Bank)        0.32       11/15/2029          1,839
    4,000   Michigan Equity Group (LOC - Fifth Third Bank)     0.32       12/01/2034          4,000
    3,443   MRN, LP (LOC - U.S. Bank, N.A.)                    0.30       12/01/2033          3,443
   10,000   Nashville and Davidson County Health and
                  Educational Facilities Board (LOC - Fifth
                  Third Bank)                                  0.33        9/01/2036         10,000
    7,800   New York City Housing Dev. Corp. (LOC -
                  Landesbank Hessen-Thuringen)                 0.23       12/01/2036          7,800

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  33,570   New York City Housing Dev. Corp. (LOC - RBS
                  Citizens, N.A.)                              0.21%       3/01/2048   $     33,570
    3,200   Pennsylvania Economic Dev. Financing Auth.
                  (LOC - PNC Bank, N.A.)                       0.20        4/01/2035          3,200
    2,365   Richfield Technology Associates, LLC (LOC -
                  U.S. Bank, N.A.)                             0.22        4/01/2020          2,365
    8,850   Shepherd Capital, LLC (LOC - Federal Home
                  Loan Bank of Indianapolis)                   0.26       11/01/2052          8,850
    4,700   Sugar Creek Finance Co., LLC (LOC - Northern
                  Trust Co.)                                   0.26        6/01/2042          4,700
    5,550   Sunroad Centrum Apartments 23, LP (LOC -
                  Comerica Bank, N.A.)                         0.31        8/01/2052          5,550
    3,565   Syracuse IDA (LOC - Key Bank, N.A.)                0.39       10/01/2039          3,565
    2,942   TKBF, LLC (LOC - Fifth Third Bank)                 0.32        2/01/2108          2,942
    5,000   Univ. of South Florida Foundation, Inc. (LOC -
                  Bank of America, N.A.)                       0.31        8/01/2034          5,000
   14,655   Willow Interests, LLC (LOC - Fifth Third Bank)     0.37        4/01/2025         14,655
                                                                                       ------------
                                                                                            240,884
                                                                                       ------------
            REAL ESTATE TAX/FEE (1.0%)
   45,261   Irvine (LOC - KBC Bank N.V.)                       0.34        9/02/2050         45,261
    5,200   Jasper, Morgan, Newton, & Walton County
                  (LOC - JPMorgan Chase Bank, N.A.)            0.26       12/01/2020          5,200
                                                                                       ------------
                                                                                             50,461
                                                                                       ------------
            REGIONAL BANKS (0.1%)
    2,700   Cobb County IDA (LOC - Federal Home Loan
                  Bank of Atlanta)                             0.21        2/01/2030          2,700
                                                                                       ------------
            RESEARCH & CONSULTING SERVICES (0.6%)
   27,820   Fuller Road Management Corp. (LOC - Key
                  Bank, N.A.)                                  0.39        7/01/2037         27,820
                                                                                       ------------

            RESTAURANTS (0.2%)
   11,585   Ft. Myers, Inc. (LOC - Fifth Third Bank)           0.32       11/01/2017         11,585
                                                                                       ------------
            SINGLE FAMILY HOUSING (0.1%)
    3,975   Montgomery County (LOC - PNC Bank, N.A.)           0.19        7/01/2039          3,975
                                                                                       ------------
            SPECIAL ASSESSMENT/TAX/FEE (0.7%)
   15,182   Irvine (LOC - KBC Bank N.V.)                       0.34        9/02/2032         15,182
   15,000   New York MTA (LOC - KBC Bank N.V.)                 0.46       11/01/2025         15,000
    3,200   Sheridan Redevelopment Agency (LOC -
                  JPMorgan Chase Bank, N.A.)                   0.48       12/01/2029          3,200
                                                                                       ------------
                                                                                             33,382
                                                                                       ------------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    4,655   Cornerstone Funding Corp. I (LOC - PNC Bank,
                  N.A.)                                        1.16        9/01/2025          4,655
                                                                                       ------------
            SPECIALTY STORES (0.7%)
   28,100   Bass Pro Rossford Development Co., LLC (LOC
                  - Fifth Third Bank)                          0.37       11/01/2027         28,100
    4,225   Spencer Co., Inc. (LOC - Federal Home Loan
                  Bank of Atlanta)                             0.51        2/01/2021          4,225
                                                                                       ------------
                                                                                             32,325
                                                                                       ------------
            STEEL (0.9%)
   23,685   Decatur IDB                                        0.55        8/01/2036         23,685

================================================================================

15  | USAA Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                       COUPON OR                        VALUE
(000)       SECURITY                                     DISCOUNT RATE      MATURITY          (000)
---------------------------------------------------------------------------------------------------
$  10,000   Illinois Finance Auth. (LOC -UniCredit Bank
                 A.G.)                                         1.95%       2/01/2037   $     10,000
    6,405   Klein Steel Services, Inc. (LOC -Manufacturers
                 & Traders Trust Co.)                          0.56        8/01/2025          6,405
    2,690   Metaltec Steel Abrasive Co. (LOC - Comerica
                 Bank, N.A.)                                   0.29       11/01/2034          2,690
    2,500   Mississippi Business Finance Corp. (LOC -
                 Federal Home Loan Bank of Dallas)             0.30        7/01/2020          2,500
                                                                                       ------------
                                                                                             45,280
                                                                                       ------------
            TOLL ROADS (0.0%)
    2,300   New York State Thruway Auth. (LIQ) (a)             0.23        4/01/2013          2,300
                                                                                       ------------
            WATER/SEWER UTILITY (0.4%)
    3,627   Hesperia Public Financing Auth. (LOC - Bank of
                 America, N.A.)                                0.35        6/01/2026          3,627
   10,000   North Hudson Sewerage Auth. (LOC - TD Bank,
                 N.A.)                                         0.20        6/01/2044         10,000
    5,970   West Palm Beach Utility System (LIQ) (a)           0.25        4/01/2014          5,970
                                                                                       ------------
                                                                                             19,597
                                                                                       ------------
            Total Variable-Rate Demand Notes (cost: $3,080,714)                           3,080,714
                                                                                       ------------

            TOTAL INVESTMENTS(COST: $4,947,760)                                        $  4,947,760
                                                                                       ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Money Market Instruments:
   Fixed-Rate Instruments              $          --     $    839,335    $         --     $     839,335
   Commercial Paper                               --          992,711              --           992,711
   Put Bonds                                      --           35,000              --            35,000
   Variable-Rate Demand Notes                     --        3,080,714              --         3,080,714
-------------------------------------------------------------------------------------------------------
Total                                  $          --     $  4,947,760    $         --     $   4,947,760
-------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

================================================================================

17  | USAA Money Market Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $4,950,812,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

COMMERCIAL PAPER -- unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
MTA      Metropolitan Transportation Authority

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by Assured Guaranty Corp. or Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, or JPMorgan Chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Citigroup, Inc., Minnesota General Obligation, or National Rural Utility Corp.

================================================================================

19  | USAA Money Market Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  20


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.